Average Annual Total Returns - Shares - NORTHERN INSTITUTIONAL TREASURY PORTFOLIO - Shares	InceptionDate	1 Year	5 Years	10 Years	SinceInception
Total	Nov. 05, 2008	0.41%	1.05%	0.53%	0.45%